UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4007

Smith Barney Trust II
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
  (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
  (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31
Date of reporting period: April 30, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.
The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY
SHORT DURATION
MUNICIPAL INCOME FUND

SEMI-ANNUAL REPORT   |   APRIL 30, 2005

Your Serious Money. Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc.

N O T F D I C I N S U R E D • N O T B A N K G U A R A N T E E D • M A Y L O S E V A L U E

Annual Report • April 30, 2005 SMITH BARNEY SHORT DURATION MUNICIPAL INCOME FUND
JOSEPH P. DEANE PORTFOLIO MANAGER	DAVID T. FARE PORTFOLIO MANAGER

JOSEPH P. DEANE

Joseph P. Deane has 35 years of securities business experience. He’s been featured in industry publications such as Investors Business Daily and The Wall Street Journal. He is also portfolio manager of the Smith Barney Total Return Bond Fund as well as a number of state-specific municipal bond funds.

DAVID T. FARE

David T. Fare has 17 years of securities business experience. He has managed California, New York and National Municipal Funds for institutional and private clients.

FUND OBJECTIVE

The Fund seeks to generate high current income exempt from regular federal income tax while preserving capital. The portfolio invests at least 80% of its net assets in “municipal securities,” which are debt obligations issued by states and certain other municipal issuers, their political subdivisions, agencies and public authorities, and other qualifying issuers.

What’s Inside

Letter From the Chairman	1

Fund at a Glance	4

Fund Expenses	5

Schedule of Investments	7

Statement of Assets and Liabilities	14

Statement of Operations	15

Statements of Changes in Net Assets	16

Financial Highlights	17

Notes to Financial Statements	21

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

Despite rising interest rates, climbing oil prices, geopolitical concerns and uncertainties surrounding the U.S. Presidential election, the U.S. economy continued to expand during the period. Following a robust 4.0% gain in the third quarter of 2004, gross domestic product (“GDP”)[i] growth was 3.8% in the fourth quarter. The advance estimate for first quarter 2005 GDP growth was 3.1%. This decline was largely attributed to high oil prices.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following three rate hikes from June through September 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four times during the reporting period. After the Fund’s reporting period had ended, at its May meeting, the Fed once again raised its fed funds target rate by 0.25% to 3.00% .

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

During the first half of the reporting period, the fixed income market confounded many investors as short-term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, remained fairly steady. However, this began to change in late February 2005, as strong economic data and inflationary concerns caused longer-term rates to rise as well. This continued through March, before longer-term rates again declined on the back of mixed economic data. Looking at the six-month period as a whole, the overall municipal bond market outperformed the taxable bond market, as the Lehman Brothers Municipal Bond lndexiv and Lehman Brothers Aggregate Bond Index[v] returned 1.93% and 0.98%, respectively.

Performance Review

For the six months ended April 30, 2005, Class A shares of the Smith Barney Short Duration Municipal Income Fund, excluding sales charges, returned 0.02%. These shares outperformed the Fund’s unmanaged benchmark, the Lehman Brothers Three-Year Municipal Bond Indexvi, which returned -0.34% for the same period. The Lipper Short-Intermediate Municipal Debt Funds Category Average[1] was 0.17% over the same time frame.

Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended April 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 48 funds in the Fund’s Lipper category, and excluding sales charges.
1 Smith Barney Short Duration Municipal Income Fund | 2005 Semi-Annual Report

PERFORMANCE SNAPSHOT
AS OF APRIL 30, 2005
(excluding sales charges)
(unaudited)

6 Months

Short Duration Municipal Income Fund — Class A Shares	0.02%

Lehman Brothers Three-Year Municipal Bond Index	-0.34%

Lipper Short-Intermediate Municipal Debt Funds Category Average	0.17%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com.

The 30-Day SEC Yields for Class A, Class B, Class C and Class Y were 2.50%, 2.20%, 2.19% and 2.56%, respectively. Current reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers the 30-Day SEC Yield for Class A, Class B, Class C and Class Y would have been 2.50%, 2.17%, 2.17% and 2.52% .

Class A share returns assume the reinvestment of all distributions, if any, at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned -0.16%, Class C shares returned -0.16% and Class Y shares returned -0.11% over the six months ended April 30, 2005.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Adviser with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets.We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer May 20, 2005
2 Smith Barney Short Duration Municipal Income Fund | 2005 Semi-Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind that the Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Although the Fund seeks to minimize risk by investing in municipal securities from a number of different states and localities, the fund may, from time to time, invest over 25% of its assets in municipal securities from one state or region. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.

[v]	The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The Lehman Brothers Three-Year Municipal Bond Index is a broad measure of the municipal bond market with maturities of approximately three years.

3 Smith Barney Short Duration Municipal Income Fund | 2005 Semi-Annual Report

Fund at a Glance (unaudited)

Investment Breakdown

As a Percent of Total Investments

General Obligation
24.8%
25.2%
Utilities
10.8%
13.6%
Transportation
10.3%
10.2%
Healthcare
8.6%
8.2%
Education
7.7%
13.0%
Industrial Development
4.6%
0.3%
Auction-Rate Certificates
4.3%
0.0%
Tobacco
4.2%
3.2%
Tax Allocation
4.1%
2.9%
Solid Waste
2.4%
4.8%
Water & Sewer
1.5%
1.3%
Multi-Family Housing
0.9%
0.2%
Variable Demand Notes
0.0%
1.3%
Other
15.8%
15.8%
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
30.0%
April 30, 2005
October 31, 2004

4 Smith Barney Short Duration Municipal Income Fund | 2005 Semi-Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested on November 1, 2004 and held for the six months ended April 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual
	Total Return	Beginning	Ending	Annualized	Expenses
	Without	Account	Account	Expense	Paid During
	Sales Charges(2)	Value	Value	Ratio	the Period(3)

Class A	0.02%	$1,000.00	$1,000.20	0.73%	$3.62

Class B	(0.16)	1,000.00	998.40	1.10	5.45

Class C	(0.16)	1,000.00	998.40	1.10	5.45

Class Y	(0.11)	1,000.00	998.90	0.60	2.97

(1)	For the six months ended April 30, 2005.

(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

5 Smith Barney Short Duration Municipal Income Fund | 2005 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Class A	5.00%	$1,000.00	$1,021.17	0.73%	$3.66

Class B	5.00	1,000.00	1,019.34	1.10	5.51

Class C	5.00	1,000.00	1,019.34	1.10	5.51

Class Y	5.00	1,000.00	1,021.82	0.60	3.01

(1)	For the six months ended April 30, 2005.

(2)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6 Smith Barney Short Duration Municipal Income Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited)	April 30, 2005

FACE
AMOUNT	RATING(a)	SECURITY	VALUE

MUNICIPAL BONDS — 96.4%
Arizona — 3.6%
$3,000,000	AAA	Arizona School Facilities Board, COP, FGIC-Insured, Series B, 5.00% due 9/1/07	$3,143,310
2,185,000	AAA	Arizona State Transportation Board Revenue, GAN, Series A, AMBAC-Insured, 4.00% due 7/1/08	2,258,307

			5,401,617

California — 4.1%
3,000,000	BBB+	California Pollution Control Financing Authority Solid Waste Disposal Revenue,
		Republic Services Inc. Project, AMT, 2.85% due 12/1/05 (b)	2,991,810
3,000,000	A	California State, GO, 5.00% due 2/1/09	3,198,690

			6,190,500

Colorado — 6.0%
5,315,000	AAA	Adams & Arapahoe Counties, CO, Joint School District, GO, FSA-Insured, 5.00% due 12/1/07 (c)	5,595,313
1,500,000	A	Denver, CO, City & County Airport Revenue, Series A, AMT, 14.00% due 11/15/08	1,886,520
1,515,000	AAA	Larimer County, CO, Sales & Use Tax Revenue, Fairgrounds & Events Center Project,
		MBIA-Insured, 4.00% due 12/15/06	1,544,664

			9,026,497

Connecticut — 3.8%
4,900,000	AAA	Connecticut State Airport Revenue, Bradley International Airport, FGIC-Insured, 5.00% due 10/1/07 (c)	5,127,066
600,000	AAA	New Haven, CT, GO, Series A, 4.00% due 11/1/07	617,064

			5,744,130

Florida — 3.7%
345,000	AAA	Clearwater, FL, Housing Authority Revenue, FSA-Insured, 4.95% due 6/1/07	357,047
1,000,000	AAA	Miami-Dade County, FL, School Board, COP, Series C, MBIA-Insured, 5.00% due 8/1/07	1,045,220
4,000,000	AA	Orlando, FL, Utilities Commission Water & Electric Revenue, 5.00% due 10/1/08 (b)(c)	4,237,280

			5,639,547

Illinois — 6.0%
1,000,000	AAA	Chicago, IL, GO, Series C, MBIA-Insured, 4.00% due 1/1/08	1,026,630
1,720,000	AAA	Cicero, IL, GO, Series A, FGIC-Insured, 4.25% due 1/1/07	1,756,430
6,000,000	AAA	Illinois State Unemployment Insurance Fund Building Receipts Revenue, FSA-Insured,
		5.00% due 12/15/07 (c)	6,310,260

			9,093,320

Iowa — 0.7%
1,060,000	Aaa*	Ames, IA, Hospital Revenue, Mary Greeley Medical Center, AMBAC-Insured, 3.00% due 6/15/09	1,053,884

Kentucky — 1.2%
1,750,000	AAA	Louisville & Jefferson County, KY, Regional Airport Authority Systems Revenue,
		Series C, AMT, FSA-Insured, 5.25% due 7/1/08 (c)	1,849,330

Massachusetts — 1.1%
400,000	AA	Massachusetts Bay Transportation Authority General Transportation System Revenue,
		Series A, 5.60% due 3/1/08	428,288
1,200,000	AA	Massachusetts State, GO, Series A, 5.38% due 8/1/08	1,287,360

			1,715,648

Michigan — 4.2%
6,000,000	A	Michigan State Hospital Finance Authority Revenue, Oakwood Obligated Group,
		5.00% due 11/1/08 (c)	6,307,500

See Notes to Financial Statements. 7 Smith Barney Short Duration Municipal Income Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE
AMOUNT	RATING(a)	SECURITY	VALUE

Missouri — 2.1%
$ 2,500,000	AAA	Missouri State Regional Convention & Sports Complex Authority Revenue,
		Convention & Sports Facility Project, Series A-1, 5.00% due 8/15/07	$2,620,025
600,000	AAA	St. Louis, MO, Municipal Finance Corp. Revenue, Convention Center Project,
		AMBAC-Insured, 4.00% due 7/15/07	614,964

			3,234,989

Nevada — 0.1%
150,000	AAA	Clark County, NV, GO, Series A, FGIC-Insured, 5.00% due 6/1/07	156,419

New Jersey — 4.1%
1,000,000	Aaa*	Essex County, NJ, Improvement Authority Revenue, County Correctional Facility Project,
		Series A, FGIC-Insured, 5.00% due 10/1/07	1,049,670
500,000	BBB	New Jersey EDA Revenue, 5.00% due 6/15/07	517,925
3,000,000	A+	New Jersey Transportation Trust Fund Authority Revenue, Series C, 5.00% due 6/15/07	3,123,780
1,500,000	Aaa*	Perth Amboy, NJ, GO, FSA-Insured, 5.10% due 9/1/07	1,576,380

			6,267,755

New York — 16.4%
1,210,000	A-	Long Island Power Authority Electric System Revenue, Series A, 5.00% due 6/1/07	1,253,112
700,000	AAA	Montgomery, Otsego, Schoharie Counties, NY, Solid Waste Management Authority Revenue,
		MBIA-Insured, 3.50% due 1/1/08	711,011
1,050,000	AAA	New York City Housing Development Corp. Revenue, Capital Fund Program-NYC Housing
		Authority Program, Series A, FGIC-Insured, 4.00% due 7/1/07	1,075,515
2,250,000	A	New York City, NY, GO, Series J, 5.00% due 6/1/09	2,402,640
1,500,000	AAA	New York City, NY Transitional Finance Authority Revenue, Future Tax Secured,
		Series B, 5.00% due 8/1/08	1,592,895
		New York State Dormitory Authority Revenue:
2,000,000	A	Court Facilities, Series A, 5.00% due 5/15/08	2,100,800
		Fashion Institute of Technology Student Housing Corp., FGIC-Insured:
1,470,000	AAA	4.00% due 7/1/08	1,517,069
1,650,000	AAA	5.00% due 7/1/09	1,775,367
		The New York & Presbyterian Hospital, Series A, FHA/FSA-Insured:
3,000,000	AAA	5.00% due 2/15/07	3,104,730
1,000,000	AAA	5.00% due 8/15/07	1,045,300
3,000,000	AA-	New York State Power Authority Revenue, Liquidity Facility—Dexia Credit Local
		(Expires 9/5/06), 2.15% due 9/1/05 (b)	2,996,430
5,000,000	AA-	Tobacco Settlement Financing Corp. Revenue, Series B-1, 5.00% due 6/1/07 (c)	5,193,450

			24,768,319

North Carolina — 0.5%
		Rutherford County, NC, COP, Rutherford County Schools Project, AMBAC-Insured:
400,000	AAA	2.38% due 3/1/07	395,756
425,000	AAA	2.75% due 3/1/08	423,729

			819,485

Ohio — 7.7%
2,905,000	Aa2*	Central Ohio Solid Waste Authority, GO, Series A, 5.00% due 12/1/07	3,042,726
		Midview, OH, Local School District, School Buildings Facility Project, COP:
420,000	A	4.00% due 11/1/06	424,183
435,000	A	4.50% due 11/1/07	445,814
455,000	A	4.50% due 11/1/08	466,125

See Notes to Financial Statements. 8 Smith Barney Short Duration Municipal Income Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE
AMOUNT	RATING(a)	SECURITY	VALUE

Ohio — 7.7% (continued)
		Ohio State Building Authority Revenue, Vern Riffe Center, Series A (c):
$3,320,000	AA	5.00% due 10/1/07	$3,484,904
3,495,000	AA	5.00% due 10/1/08	3,725,600

			11,589,352

Pennsylvania — 4.3%
4,605,000	AAA	Allegheny County, PA, Sanitation Authority Sewer Revenue, Series A,
		MBIA-Insured, 3.00% due 12/1/05 (c)	4,615,638
1,750,000	AAA	Greene County, PA, IDA Revenue, West Penn Power Co.,
		Series B, MBIA-Insured, 4.75% due 2/1/07	1,805,423

			6,421,061

Puerto Rico — 4.7%
		Puerto Rico Commonwealth, GO, Series C (b):
1,500,000	A-	5.00% due 7/1/08	1,577,670
3,000,000	A-	6.00% due 7/1/08 (c)	3,235,290
1,200,000	AAA	FSA-Insured, 5.50% due 7/1/08	1,310,928
1,000,000	A	Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue,
		Series AA, 5.00% due 7/1/07	1,039,330

			7,163,218

Texas — 11.1%
7,385,000	AAA	Cypress Fairbanks, TX, Independent School District, GO, PSFG, 5.00% due 8/15/08 (b)(c)	7,819,164
2,415,000	AAA	Northside, TX, Independent School District, GO, Series B, PSFG,
		SPA—Dexia Credit Local, 2.45% due 8/1/06 (b)	2,406,741
680,000	AAA	San Angelo, TX, GO, Certificates of Obligation, MBIA-Insured, 6.25% due 2/15/07	719,828
3,000,000	AAA	San Antonio, TX, Hotel Occupancy Tax Subordinate Lien Revenue, Series B, 5.00% due 8/15/08 (b)	3,165,810
1,080,000	AAA	Texas Municipal Power Agency Subordinate Lien Revenue, FGIC-Insured, 5.00% due 9/1/07	1,131,343
1,445,000	AAA	Waco, TX, Health Facilities Development Corp. Revenue, Hillcrest Health System Inc.,
		MBIA-Insured, 5.00% due 9/1/07	1,510,372

			16,753,258

Virginia — 4.8%
1,000,000	BBB+	Peninsula Ports Authority Coal Terminal Revenue, Dominion Terminal
		Associates Project, 3.30% due 10/1/08 (b)	996,790
1,030,000	AAA	Southwest Virginia, Regional Jail Authority Revenue, MBIA-Insured, 4.00% due 9/1/07	1,055,966
5,000,000	BBB+	York County, VA, IDA PCR, Virginia Electric Power Co., 5.50% due 7/1/09 (c)	5,234,150

			7,286,906

Washington — 5.8%
		Clark County, WA, Public Utility District No. 1:
1,000,000	AAA	Electric Revenue, MBIA Insured, 5.00% due 1/1/08	1,051,740
2,145,000	AAA	Generating Systems Revenue, MBIA-Insured, 5.00% due 1/1/08	2,255,982
2,260,000	AAA	Tacoma, WA, Water Revenue, FSA-Insured, 4.00% due 12/1/07	2,320,093
3,000,000	AAA	Washington State, Public Power Supply Revenue, Nuclear Project No. 1,
		MBIA-Insured, 5.75% due 7/1/10	3,154,260

			8,782,075

Wisconsin — 0.4%
600,000	BBB	Badger, WI, Tobacco Asset Securitization Corp. Revenue, 5.50% due 6/1/06	613,938

		TOTAL MUNICIPAL BONDS
		(Cost—$147,162,292)	145,878,748

See Notes to Financial Statements. 9 Smith Barney Short Duration Municipal Income Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE
AMOUNT	RATING(a)	SECURITY	VALUE

AUCTION-RATE CERTIFICATES — 4.3%
$6,500,000	AAA	Sacramento County, CA, Sanitation District Financing Authority Subordinate Lien Revenue,
		Series 2004B, AMBAC-Insured, 1.85% due 5/17/05 (c)(d) (Cost—$6,500,000)	$6,500,000

		TOTAL INVESTMENTS—100.7% (Cost—$153,662,292**)	152,378,748
		Liabilities in Excess of Other Assets—(0.7)%	(1,099,389)

		TOTAL NET ASSETS—100.0%	$151,279,359

(a)	All ratings are by Standard & Poor’s Rating Services, except for those which are identified by an asterisk (*), which are rated by Moody’s Investors Service.
(b)	Security with a "Put" feature and with resetting interest rates. The maturity date shown is the date of the next interest rate reset date.
(c)	All or a portion of this security is segregated and/or held as collateral for open futures contracts and extended security purchase settlements.
(d)	Floating rate security with tender option and resetting interest rates at each auction. The tender option represents the Fund’s ability to sell the security at each auction. The maturity date shown is the next auction date.
**	Aggregate cost for federal income tax purposes is substantially the same.

Summary of Investments by Industry†	April 30, 2005

General Obligation	24.8%
Other	15.8
Utilities	10.8
Transportation	10.3
Health Care	8.6
Education	7.7
Industrial Development	4.6
Tobacco	4.2
Tax Allocation	4.1
Solid Waste	2.4
Water & Sewer	1.5
Multi-Family Housing	0.9
Auction-Rate Certificates	4.3

100.0%

†	As a percentage of total investments. Please note that Fund holdings are subject to change.

See Notes to Financial Statements. 10 Smith Barney Short Duration Municipal Income Fund | 2005 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus
(–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having adequate capacity to pay interest and repay principal.Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB,B,	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, CCC and CC, the highest degree of speculation.While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
CCC
and CC

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest rating within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C	—	Bonds rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

11 Smith Barney Short Duration Municipal Income Fund | 2005 Semi-Annual Report

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having demand feature — VRDO.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

12 Smith Barney Short Duration Municipal Income Fund | 2005 Semi-Annual Report

Abbreviations Bond Ratings * (unaudited)

ABAG	—	Association of Bay Area Governments	HDC	—	Housing Development Corporation
ACA	—	American Capital Assurance	HFA	—	Housing Finance Authority
AIG	—	American International Guaranty	IBC	—	Insured Bond Certificates
AMBAC	—	Ambac Assurance Corporation	IDA	—	Industrial Development Authority
AMT	—	Alternative Minimum Tax	IDB	—	Industrial Development Board
BAN	—	Bond Anticipation Notes	IDR	—	Industrial Development Revenue
BIG	—	Bond Investors Guaranty	IFA	—	Industrial Finance Authority
CGIC	—	Capital Guaranty Insurance Company	INFLOS	—	Inverse Floaters
CHFCLI	—	California Health Facility Construction	LOC	—	Letter of Credit
		Loan Insurance	MBIA	—	Municipal Bond Investors Assurance
CONNIE LEE	—	College Construction Loan Insurance			Corporation
		Association	MVRICS	—	Municipal Variable Rate Inverse Coupon
COP	—	Certificates of Participation			Security
EDA	—	Economic Development Authority	PCR	—	Pollution Control Revenue
ETM	—	Escrowed to Maturity	PSFG	—	Permanent School Fund Guaranty
FAIRS	—	Floating Adjustable Interest Rate	RAN	—	Revenue Anticipation Notes
		Securities	RIBS	—	Residual Interest Bonds
FGIC	—	Financial Guaranty Insurance Company	RITES	—	Residual Interest Tax-Exempt Securities
FHA	—	Federal Housing Administration	SPA	—	Stand-by Bond Purchase Agreement
FHLMC	—	Federal Home Loan Mortgage	SYCC	—	Structured Yield Curve Certificate
		Corporation	TAN	—	Tax Anticipation Notes
FNMA	—	Federal National Mortgage Association	TECP	—	Tax-Exempt Commercial Paper
FRTC	—	Floating Rate Trust Certificates	TICS	—	Tender Inverse Certificates
FSA	—	Financial Security Assurance	TOB	—	Tender Option Bonds
GAN	—	Grant Anticipation Notes	TRAN	—	Tax and Revenue Anticipation Notes
GIC	—	Guaranteed Investment Contract	VA	—	Veterans Administration
GNMA	—	Government National Mortgage Association	VRWE	—	Variable Rate Wednesday Demand
GO	—	General Obligation

*	Abbreviations may or may not appear in the Schedule of Investments.

13 Smith Barney Short Duration Municipal Income Fund | 2005 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)	April 30, 2005

ASSETS:
Investments, at value (Cost—$153,662,292)	$152,378,748
Cash	2,602,638
Interest receivable	2,006,877
Receivable for shares of beneficial interest sold	501,573
Receivable from broker—variation margin on open futures contracts	135,000
Prepaid expenses	26,975

Total Assets	157,651,811

LIABILITIES:
Payable for securities purchased	5,690,137
Payable for shares of beneficial interest reacquired	463,872
Management fee payable	58,148
Dividends payable	50,027
Distribution and service plan fees payable	30,558
Transfer agency services payable	5,052
Trustees’ fees payable	2,155
Accrued expenses	72,503

Total Liabilities	6,372,452

Total Net Assets	$151,279,359

NET ASSETS:
Par value of shares of beneficial interest (Note 6)	$309
Capital paid in excess of par value	155,470,303
Undistributed net investment income	20,857
Accumulated net realized loss from investment transactions and futures contracts	(2,262,004)
Net unrealized depreciation of investments and futures contracts	(1,950,106)

Total Net Assets	$151,279,359

NET ASSET VALUE
Class A Shares:
Net Asset Value per share ($113,233,852 ÷ 23,159,342 shares outstanding)	$4.89
Offering price per share (based on maximum sales charge of 2.00%)	$4.99	*

Class B Shares:
Net Asset Value and offering price per share ($2,820,001 ÷ 576,872 shares outstanding)	$4.89	**

Class C Shares:
Net Asset Value, offering price and redemption price per share ($34,865,129 ÷ 7,130,272 shares outstanding)	$4.89

Class Y Shares:
Net Asset Value, offering price and redemption price per share ($360,377 ÷ 73,654 shares outstanding)	$4.89

*	Based upon single purchases of less than $500,000.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements. 14 Smith Barney Short Duration Municipal Income Fund | 2005 Semi-Annual Report

Statement of Operations (unaudited)	For the Six Months Ended April 30, 2005

INVESTMENT INCOME:
Interest	$2,415,018

EXPENSES:
Management fee (Note 2)	386,073
Distribution and service plan fees (Notes 2 and 4)	205,841
Custody and fund accounting fees	38,680
Legal fees	27,373
Shareholder communications (Note 4)	25,291
Transfer agency services (Notes 2 and 4)	8,559
Audit and tax fees	7,935
Registration fees	3,120
Trustees' fees	1,705
Other	2,976

Total Expenses	707,553
Less: Expense reimbursements (Note 2)	(1,050)

Net Expenses	706,503

Net Investment Income	1,708,515

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
CONTRACTS (NOTES 1 AND 3):
Realized Gain (Loss) From:
Investment transactions	(300,237)
Futures contracts	1,125,853

Net Realized Gain	825,616

Net Change in Unrealized Appreciation/Depreciation of Investments
and Futures Contracts	(2,706,870)

Net Loss on Investments and Futures Contracts	(1,881,254)

Decrease in Net Assets From Operations	$(172,739)

See Notes to Financial Statements. 15 Smith Barney Short Duration Municipal Income Fund | 2005 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended April 30, 2005 (unaudited)
and the Year Ended October 31, 2004

	2005	2004

OPERATIONS:
Net investment income	$1,708,515	$2,950,633
Net realized gain (loss)	825,616	(2,908,947)
Net change in unrealized appreciation/depreciation	(2,706,870)	507,895

Increase (Decrease) in Net Assets From Operations	(172,739)	549,581

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 and 5):
Net investment income	(1,708,515)	(2,950,532)

Decrease in Net Assets From Distributions to Shareholders	(1,708,515)	(2,950,532)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 6):
Net proceeds from sale of shares	28,693,626	165,577,098
Net asset value of shares issued for reinvestment of distributions	1,318,605	2,348,618
Cost of shares reacquired	(64,398,033)	(95,714,854)

Increase (Decrease) in Net Assets From Transactions in Shares
of Beneficial Interest	(34,385,802)	72,210,862

Increase (Decrease) in Net Assets	(36,267,056)	69,809,911
NET ASSETS:
Beginning of period	187,546,415	117,736,504

End of period*	$151,279,359	$187,546,415

* Includes undistributed net investment income of:	$20,857	$20,857

See Notes to Financial Statements. 16 Smith Barney Short Duration Municipal Income Fund | 2005 Semi-Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year or period ended October 31, unless otherwise noted:

Class A Shares(1)	2005 (2)		2004	2003 (3)

Net Asset Value, Beginning of Period	$4.94		$5.01	$5.00

Income From Operations:
Net investment income	0.05		0.09	0.05
Net realized and unrealized gain (loss)	(0.05)		(0.07)	0.01

Total Income From Operations	0.00		0.02	0.06

Less Distributions From:
Net investment income	(0.05)		(0.09)	(0.05)

Net Asset Value, End of Period	$4.89		$4.94	$5.01

Total Return(4)	0.02	%‡	0.50%	1.10	%‡

Net Assets, End of Period (000s)	$113,234		$135,952	$76,033

Ratios to Average Net Assets:
Expenses(5)(6)	0.73	%†	0.75%	0.73	%†
Net investment income	2.09	†	1.90	1.54	†

Portfolio Turnover Rate	18%		27%	10%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended April 30, 2005 (unaudited).
(3)	For the period March 17, 2003 (inception date) to October 31, 2003.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	The ratio of expenses to average net assets will not exceed 0.75%, as a result of a voluntary expense limitation, which may be terminated at any time.
(6)	The investment manager voluntarily waived a portion of its management fee for the year ended October 31, 2004, and the period ended October 31, 2003. If such fees were not voluntarily waived, the actual expense ratios would have been 0.78% and 1.18% (annualized), respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements. 17 Smith Barney Short Duration Municipal Income Fund | 2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year or period ended October 31, unless otherwise noted:

Class B Shares(1)	2005 (2)	2004	2003 (3)

Net Asset Value, Beginning of Period	$4.94	$5.01	$5.00
Income (Loss) From Operations:
Net investment income	0.04	0.08	0.04
Net realized and unrealized gain (loss)	(0.05)	(0.07)	0.01

Total Income (Loss) From Operations	(0.01)	0.01	0.05

Less Distributions From:
Net investment income	(0.04)	(0.08)	(0.04)

Net Asset Value, End of Period	$4.89	$4.94	$5.01

Total Return(4)	(0.16)%‡	0.16%	0.90	%‡

Net Assets, End of Period (000s)	$2,820	$3,483	$2,286

Ratios to Average Net Assets:
Expenses(5)(6)	1.10%†	1.10%	1.07	%†
Net investment income	1.73 †	1.58	1.20	†

Portfolio Turnover Rate	18%	27%	10%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended April 30, 2005 (unaudited).
(3)	For the period March 19, 2003 (inception date) to October 31, 2003.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	The ratio of expenses to average net assets will not exceed 1.10%, as a result of a voluntary expense limitation, which may be terminated at any time.
(6)	The investment manager voluntarily waived a portion of its management fee and/or reimbursed expenses for the period ended April 30, 2005, the year ended October 31, 2004, and the period ended October 31, 2003. If such fees were not voluntarily waived and/or expenses not reimbursed, the expense ratios would have been 1.11% (annualized), 1.13% and 1.53% (annualized), respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements. 18 Smith Barney Short Duration Municipal Income Fund | 2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year or period ended October 31, unless otherwise noted:

Class C Shares(1)(2)	2005 (3)	2004	2003 (4)

Net Asset Value, Beginning of Period	$4.94	$5.01	$5.00

Income (Loss) From Operations:
Net investment income	0.04	0.08	0.03
Net realized and unrealized gain (loss)	(0.05)	(0.07)	0.01

Total Income (Loss) From Operations	(0.01)	0.01	0.04

Less Distributions From:
Net investment income	(0.04)	(0.08)	(0.03)

Net Asset Value, End of Period	$4.89	$4.94	$5.01

Total Return(5)	(0.16)%‡	0.14%	0.88	%‡

Net Assets, End of Period (000s)	$34,865	$47,838	$39,417

Ratios to Average Net Assets:
Expenses(6)(7)	1.10%†	1.10%	1.07	%†
Net investment income	1.71 †	1.54	1.21	†

Portfolio Turnover Rate	18%	27%	10%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	Effective April 29, 2004, Class L shares were renamed as Class C shares.
(3)	For the six months ended April 30, 2005 (unaudited).
(4)	For the period March 18, 2003 (inception date) to October 31, 2003.
(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(6)	The ratio of expenses to average net assets will not exceed 1.10%, as a result of a voluntary expense limitation, which may be terminated at any time.
(7)	The investment manager voluntarily waived a portion of its management fee and/or reimbursed expenses for the year ended October 31, 2004, and the period ended October 31, 2003. If such fees were not voluntarily waived and/or expenses not reimbursed, the actual expense ratios would have been 1.13% and 1.52% (annualized), respectively. The investment manager reimbursed expenses for the period ended April 30, 2005. The expense ratio did not change as a result of this expense reimbursement.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements. 19 Smith Barney Short Duration Municipal Income Fund | 2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout the period ended October 31, unless otherwise noted:

Class Y Shares(1)	2005 (2)	2004 (3)

Net Asset Value, Beginning of Period	$4.95	$5.02

Income (Loss) From Operations:
Net investment income	0.05	0.10
Net realized and unrealized (loss)	(0.06)	(0.07)

Total Income (loss) From Operations	(0.01)	0.03

Less Distributions From:
Net investment income	(0.05)	(0.10)

Net Asset Value, End of Period	$4.89	$4.95

Total Return(4)	(0.11)%‡	0.56	%‡

Net Assets, End of Period (000s)	$360	$273

Ratios to Average Net Assets:
Expenses(5)(6)	0.60%†	0.59	%†
Net investment income	2.21 †	2.08	†

Portfolio Turnover Rate	18%	27%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended April 30, 2005 (unaudited).
(3)	For the period November 14, 2003 (inception date) to October 31, 2004.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	The ratio of expenses to average net assets will not exceed 0.60%, as a result of a voluntary expense limitation, which may be terminated at any time.
(6)	The investment manager voluntarily waived a portion of its management fee and/or reimbursement expenses for the period ended April 30, 2005, and the period ended October 31, 2004. If such fees were not voluntarily waived and/or expenses not reimbursed, the actual annualized expense ratios would have been 0.64% (annualized) and 0.63% (annualized), respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements. 20 Smith Barney Short Duration Municipal Income Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney Short Duration Municipal Income Fund (the “Fund”) is a separate diversified series of Smith Barney Trust II (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared.Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or where market quotations are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a protion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin.When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

21 Smith Barney Short Duration Municipal Income Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(f) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(g) Reclassifications. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Management Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”) a subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at the annual rate of 0.45% of the average daily net assets. This fee is calculated daily and paid monthly.

During the six months ended April 30, 2005, the Fund’s Class A, B, C and Y shares had voluntary expense limitations in place of 0.75%, 1.10%, 1.10% and 0.60%, respectively, of the respective average daily net assets of each class, resulting in reimbursement of expenses of $1,050. These expense limitations can be terminated at any time by SBFM.

Citicorp Trust Bank, fsb (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2005 the Fund paid transfer agent fees of $6,853 to CTB.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

There is a maximum initial sales charge of 2.00% for Class A shares. Class B shares are available only in an exchange from another Smith Barney fund. The contingent deferred sales charge (“CDSC”) on Class B shares is based on that of the fund owned prior to the exchange (up to 5.00%); the charge is reduced over time with no CDSC incurred after 5 years. Class A and Class C shares acquired in an exchange from another Smith Barney Fund subject to a CDSC remain subject to the original fund’s CDSC while held in the Fund. In certain cases, Class A shares have a 0.50% CDSC, which applies if redemption occurs within six months from purchase payment. This CDSC only applies to those initial purchases of Class A shares of the Fund, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur a sales charge.

For the six months ended April 30, 2005, CGM received sales charges of approximately $8,000 on sales of the Fund’s Class A shares. In addition, for the six months ended April 30, 2005, CDSCs paid to CGM were approximately:

	Class A	Class B

CDSCs	$2,000	$2,000

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with

22 Smith Barney Short Duration Municipal Income Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the Trustee’s retirement (assuming no change in relevant facts for the balance of the year following the Trustee’s retirement). Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Three former Trustees are currently receiving payments under the Plan. In addition, two other former Trustees previously elected to receive a lump sum payment under the Plan during this period. The Fund’s allocable share of the expenses of the Plan for the six months ended April 30, 2005 and the related liability at April 30, 2005 was $1,166.

3. Investments

During the six months ended April 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

Purchases	$31,394,498

Sales	58,436,865

At April 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$74,628
Gross unrealized depreciation	(1,358,172)

Net unrealized depreciation	$(1,283,544)

At April 30, 2005, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Loss

Contracts to Sell:
U.S. Treasury 5 Year Notes	540	6/05	$57,898,125	$58,564,687	$(666,562)

4. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution and Service Plan (the “Plan”), the Fund pays a distribution and/or service fee calculated at the annual rate of 0.15%, 0.50% and 0.50% of the average daily net assets of Class A, B and C shares, respectively. For the six months ended April 30, 2005, total Rule 12b-1 Distribution and Service Plan fees, which are accrued daily and paid monthly, were as follows:

	Class A	Class B	Class C

Rule 12b-1 Distribution and Service Plan fees	$95,332	$7,050	$103,459

For the six months ended April 30, 2005, total Transfer Agency Services expenses were as follows:

	Class A	Class B	Class C	Class Y

Transfer Agency Se rvices Expenses	$2,672	$543	$5,254	$90

23 Smith Barney Short Duration Municipal Income Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

For the six months ended April 30, 2005 total Shareholder Communication expenses were as follows:

	Class A	Class B	Class C	Class Y

Shareholder Communication Expenses	$18,766	$417	$6,068	$40

5. Distributions Paid to Shareholders by Class
	Six Months Ended	Year Ended
	April 30, 2005	October 31, 2004*

Net Investment Income
Class A	$1,327,884	$2,172,937
Class B	24,332	45,995
Class C	353,265	729,007
Class Y	3,034	2,593

Total	$1,708,515	$2,950,532

*	Distributions for Class Y Shares are for the period November 14, 2003 (inception date) through October 31, 2004.

6. Shares of Beneficial Interest

At April 30, 2005, the Fund had an unlimited amount of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended		Year Ended
	April 30, 2005		October 31, 2004*

	Shares	Amount	Shares	Amount

Class A
Shares sold	4,394,977	$21,648,379	23,210,885	$115,593,593
Shares issued on reinvestment	212,486	1,044,732	358,225	1,777,256
Shares reacquired	(8,948,000)	(44,004,117)	(11,231,432)	(55,815,855)

Net Increase (Decrease)	(4,340,537)	$(21,311,006)	12,337,678	$61,554,994

Class B
Shares sold	77,987	$383,715	408,580	$2,027,838
Shares issued on reinvestment	2,927	14,389	4,686	23,232
Shares reacquired	(208,718)	(1,029,966)	(164,465)	(815,657)

Net Increase (Decrease)	(127,804)	$(631,862)	248,801	$1,235,413

Class C
Shares sold	1,334,750	$6,571,532	9,563,567	$47,682,411
Shares issued on reinvestment	52,767	259,484	110,397	548,130
Shares reacquired	(3,933,072)	(19,363,950)	(7,858,675)	(39,083,342)

Net Increase (Decrease)	(2,545,555)	$(12,532,934)	1,815,289	9,147,199

Class Y
Shares sold	18,405	90,000	55,249	273,256
Shares issued on reinvestment	—	—	—	—
Shares reacquired	—	—	—	—

Net Increase	18,405	90,000	55,249	273,256

*	Transactions for Class Y shares are for the period November 14, 2003 (inception date) through October 31, 2004.

24 Smith Barney Short Duration Municipal Income Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

7. Capital Loss Carryforward

On October 31, 2004, the Fund had a net capital loss carryforward of $3,499,963 of which $229,453 expires in 2011, and $3,270,510 expires in 2012. These amounts will be available to offset any future taxable capital gains.

8. Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed, SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million.Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been be paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expense be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.Although there can be no assurance. Citigroup does not believe that this matter will have a material adverse effect on the Funds.

25 Smith Barney Short Duration Municipal Income Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

9. Legal Matters

Beginning in June, 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action.While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

10. Subsequent Event

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBFM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment adviser to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore, the Trust’s Board of Trustees will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval.

26 Smith Barney Short Duration Municipal Income Fund | 2005 Semi-Annual Report

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SMITH BARNEY
SHORT DURATION MUNICIPAL INCOME FUND

TRUSTEES	INVESTMENT MANAGER
Elliott J. Berv	Smith Barney Fund
Donald M. Carlton	Management LLC
A. Benton Cocanougher
Mark T. Finn	DISTRIBUTOR
R. Jay Gerken, CFA, Chairman	Citigroup Global Markets Inc.
Diana R. Harrington
Susan B. Kerley	CUSTODIAN
Alan G. Merten	State Street Bank
R. Richardson Pettit	& Trust Company

OFFICERS	TRANSFER AGENT
R. Jay Gerken, CFA	Citicorp Trust Bank, fsb.
President and	125 Broad Street, 11th Floor
Chief Executive Officer	New York, New York 10004

SUB-TRANSFER AGENT
Andrew B. Shoup	PFPC Inc.
Senior Vice President and	P.O. Box 9699
Chief Administrative Officer	Providence, Rhode Island 02940-9699

Frances M. Guggino
Chief Financial Officer and	INDEPENDENT
Treasurer	REGISTERED PUBLIC
ACCOUNTING FIRM
Andrew Beagley	KPMG LLP
Chief Anti-Money Laundering	757 Third Avenue
Compliance Officer and	New York, New York 10017
Chief Compliance Officer

Wendy S. Setnicka
Controller

Robert I. Frenkel
Secretary and Chief Legal Officer

Smith Barney Trust II

Smith Barney Short Duration Municipal Income Fund The fund is a separate investment fund of Smith Barney Trust II, a Massachusetts business trust.

This report is submitted for general information of the shareholders of Smith Barney Trust II — Smith Barney Short Duration Municipal Income Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

SMITH BARNEY SHORT DURATION MUNICIPAL INCOME FUND
Smith Barney Mutual Funds
125 Broad Street, MF-2
New York, New York 10004

This report must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before investing.

www.citigroupam.com

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

©2005 Citigroup Global Markets Inc. Member NASD, SIPC
	FD02771 6/05	05-86972

ITEM	2	.	CODE OF ETHICS.
			Not Applicable.
ITEM	3	.	AUDIT COMMITTEE FINANCIAL EXPERT.
			Not Applicable.
ITEM	4	.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
			Not Applicable.
ITEM	5	.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
			Not applicable.
ITEM	6	.	SCHEDULES OF INVESTMENTS. Not Applicable.
ITEM	7	.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
			MANAGEMENT INVESTMENT COMPANIES.
			Not Applicable.
ITEM	8	.	[RESERVED]
ITEM	9	.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
			Not Applicable.
ITEM	10	.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
			Not applicable.
ITEM	11	.	CONTROLS AND PROCEDURES.
			(a) The registrant’s principal executive officer and principal
			financial officer have concluded that the registrant’s
			disclosure controls and procedures (as defined in Rule 30a-
			3(c) under the Investment Company Act of 1940, as amended (the
			“1940 Act”)) are effective as of a date within 90 days of the
			filing date of this report that includes the disclosure
			required by this paragraph, based on their evaluation of the
			disclosure controls and procedures required by Rule 30a-3(b)
			under the 1940 Act and 15d-15(b) under the Securities Exchange
			Act of 1934.
			(b) There were no changes in the registrant’s internal control
			over financial reporting (as defined in Rule 30a-3(d) under
			the 1940 Act) that occurred during the registrant’s last
			fiscal half-year (the registrant’s second fiscal half-year in
			the case of an annual report) that have materially affected,
			or are likely to materially affect the registrant’s internal
			control over financial reporting.

ITEM	12	.	EXHIBITS.
			(a) Code of Ethics attached hereto.
			Exhibit 99.CODE ETH

			(b) Attached hereto.

Exhibit 99.CERT			Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002
Exhibit 99.906CERT			Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Trust II

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Trust II

Date: July 7, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Smith Barney Trust II

Date: July 7, 2005

By:	/s/ Frances M. Guggino

(Frances M. Guggino)
Chief Financial Officer of
Smith Barney Trust II

Date: July 7, 2005

persons on behalf of the registrant and in the capacities and on the dates indicated.